DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net losses recognized from currency transactions	$ 286	$ 1,200	$ 2,144
Unrealized gain (loss) on forward contracts, net	(61)	(45)	(1,456)
Outstanding hedge transactions	13,302	18,361
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	(242)	1,407	$ 717
Changes in fair value of derivatives not designated as hedging instrument	$ 89	$ 446